UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Orbitronix, LP

Address:   4343 Von Karman Ave.
           3rd Floor
           Newport Beach, CA 92660


Form 13F File Number: 28-14384


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Fariborz Maseeh
Title:  Manager of URBITRONIX, LLC, General Partner of Orbitronix, LP
Phone:  (949) 640-0801

Signature,  Place,  and  Date  of  Signing:

/s/ Fariborz Maseeh                Newport Beach, CA                  2/13/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              54

Form 13F Information Table Value Total:  $      121,802
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
BERKSHIRE HATHWAY CL B ORD (NYS)         CL B           084670702   30,291  397,000 SH       SOLE                397,000      0    0
LINCOLN EDUCATIONAL SERVICES ORD (NMQ)   COM            533535100    1,080  136,742 SH       SOLE                136,742      0    0
GENERAL ELECTRIC ORD (NYS)               COM            369604103    1,791  100,000 SH       SOLE                100,000      0    0
NOVABAY PHARMACEUTICALS ORD (ASE)        COM            66987P102       95   71,200 SH       SOLE                 71,200      0    0
TELEFONOS DE MEX ADR REP 20 SR L ORD     SPONSORED ADR  879403780    1,011   70,000 SH       SOLE                 70,000      0    0
(NYS)
CORNING ORD (NYS)                        COM            219350105      714   55,000 SH       SOLE                 55,000      0    0
STEC ORD (NMQ)                           COM            784774101      430   50,000 SH       SOLE                 50,000      0    0
GOLDMAN SACHS GROUP ORD (NYS)            COM            38141G104    1,809   20,000 SH       SOLE                 20,000      0    0
HUANENG POWR INT ADR REP 40 CL N ORD     SPONSORED ADR  443304100      386   18,341 SH       SOLE                 18,341      0    0
(NYS)
ENTERGY ORD (NYS)                        COM            29364G103      731   10,000 SH       SOLE                 10,000      0    0
ALCOA INC                                COM            013817101    2,200  200,000 SH  CALL SOLE                200,000      0    0
SIRIUS XM RADIO INC                      COM            82967N108      400  200,000 SH  CALL SOLE                200,000      0    0
ALCOA INC                                COM            013817101      900  100,000 SH  CALL SOLE                100,000      0    0
BANK OF AMERICA CORP                     COM            060505104      250  100,000 SH  PUT  SOLE                100,000      0    0
CISCO SYSTEMS INC                        COM            17275R102    1,900  100,000 SH  CALL SOLE                100,000      0    0
CISCO SYSTEMS INC                        COM            17275R102    1,900  100,000 SH  CALL SOLE                100,000      0    0
SEARS HOLDINGS CORP                      COM            812350106    2,750  100,000 SH  PUT  SOLE                100,000      0    0
SEARS HOLDINGS CORP                      COM            812350106    3,250  100,000 SH  PUT  SOLE                100,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,000  100,000 SH  CALL SOLE                100,000      0    0
                                         ETF TR
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103   16,500  100,000 SH  CALL SOLE                100,000      0    0
                                         ETF TR
WALT DISNEY CO/THE                       COM            254687106    3,724   67,700 SH  CALL SOLE                 67,700      0    0
UTILITIES SELECT SECTOR SPDR             SBI INT-UTIL   81369Y886    2,040   60,000 SH  CALL SOLE                 60,000      0    0
BOSTON SCIENTIFIC CORP                   COM            101137107      291   58,200 SH  PUT  SOLE                 58,200      0    0
FRONTIER COMMUNICATIONS CORP             COM            35906A108      349   58,100 SH  CALL SOLE                 58,100      0    0
AK STEEL HOLDING CORP                    COM            001547108      450   50,000 SH  CALL SOLE                 50,000      0    0
BANK OF AMERICA CORP                     COM            060505104      350   50,000 SH  CALL SOLE                 50,000      0    0
GENERAL ELECTRIC CO                      COM            369604103      950   50,000 SH  CALL SOLE                 50,000      0    0
HOME DEPOT INC                           COM            437076102    2,500   50,000 SH  CALL SOLE                 50,000      0    0
HUDSON CITY BANCORP INC                  COM            443683107      285   47,500 SH  CALL SOLE                 47,500      0    0
SAFEWAY INC                              COM            786514208      640   40,000 SH  PUT  SOLE                 40,000      0    0
LIMITED BRANDS INC                       COM            532716107    1,050   30,000 SH  PUT  SOLE                 30,000      0    0
LIMITED BRANDS INC                       COM            532716107    1,260   30,000 SH  CALL SOLE                 30,000      0    0
MCDONALD'S CORP                          COM            580135101    2,850   30,000 SH  PUT  SOLE                 30,000      0    0
SPDR S&P 500 ETF TRUST                   SPDR S&P 500   78462F103    3,450   30,000 SH  PUT  SOLE                 30,000      0    0
                                         ETF TR
COMPUTER SCIENCES CORP                   COM            205363104      500   20,000 SH  CALL SOLE                 20,000      0    0
POWERSHARES DB AGRICULTURE F             DB             73936B408      760   20,000 SH  CALL SOLE                 20,000      0    0
                                         AGRICULTURE
                                         FD
CURRENCYSHARES JAPANESE YEN              JAPANESE YEN   23130A102    2,540   20,000 SH  PUT  SOLE                 20,000      0    0
SPDR GOLD TRUST                          GOLD SHS       78463V107    3,180   20,000 SH  PUT  SOLE                 20,000      0    0
HALLIBURTON CO                           COM            406216101    1,300   20,000 SH  CALL SOLE                 20,000      0    0
HEWLETT-PACKARD CO                       COM            428236103      580   20,000 SH  CALL SOLE                 20,000      0    0
ELI LILLY & CO                           COM            532457108      900   20,000 SH  CALL SOLE                 20,000      0    0
MORGAN STANLEY                           COM            617446448      300   20,000 SH  CALL SOLE                 20,000      0    0
SAFEWAY INC                              COM            786514208      400   20,000 SH  CALL SOLE                 20,000      0    0
UBS AG-REG                               SHS NEW        H89231338      260   20,000 SH  CALL SOLE                 20,000      0    0
UNITED STATES STEEL CORP                 COM            912909108      345   15,000 SH  CALL SOLE                 15,000      0    0
ALEXION PHARMACEUTICALS INC              COM            015351109      575   10,000 SH  PUT  SOLE                 10,000      0    0
POWERSHARES DB AGRICULTURE F             DB             73936B408      250   10,000 SH  PUT  SOLE                 10,000      0    0
                                         AGREICULTURE
                                         FD
INTL BUSINESS MACHINES CORP              COM            459200101    2,200   10,000 SH  CALL SOLE                 10,000      0    0
KELLOGG CO                               COM            487836108      350   10,000 SH  PUT  SOLE                 10,000      0    0
PANERA BREAD COMPANY-CLASS A             CL A           69840W108    1,350   10,000 SH  PUT  SOLE                 10,000      0    0
US NATURAL GAS FUND LP                   UNIT NEW       912318110       80   10,000 SH  CALL SOLE                 10,000      0    0

                                                  FORM 13F INFORMATION TABLE

                COLUMN 1                    COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                                   VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
             NAME OF ISSUER              TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
GOLDMAN SACHS GROUP INC                  COM            38141G104      975    5,000 SH  CALL SOLE                  5,000      0    0
BARCLAYS BK PLC                          IPTH S&P VIX   06740C261      360    5,000 SH  CALL SOLE                  5,000      0    0
                                         NEW
EXCO RESOURCES INC                       COM            269279402       20    2,000 SH  CALL SOLE                  2,000      0    0